Distribution Date:	01/18/22	Morgan Stanley Capital I Trust 2016-UBS12
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61691EAW5	1.779000%	38,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691EAX3	2.932000%	54,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691EAY1	3.436000%	56,000,000.00	55,075,531.37	715,874.11	157,699.60	0.00	0.00	873,573.71	54,359,657.26	33.93%	30.00%
A-3	61691EAZ8	3.337000%	190,000,000.00	186,864,945.35	0.00	519,640.27	0.00	0.00	519,640.27	186,864,945.35	33.93%	30.00%
A-4	61691EBA2	3.596000%	237,609,000.00	237,609,000.00	0.00	712,034.97	0.00	0.00	712,034.97	237,609,000.00	33.93%	30.00%
A-S	61691EBD6	3.778000%	50,497,000.00	50,497,000.00	0.00	158,981.39	0.00	0.00	158,981.39	50,497,000.00	26.97%	23.88%
B	61691EBE4	4.030000%	40,191,000.00	40,191,000.00	0.00	134,974.77	0.00	0.00	134,974.77	40,191,000.00	21.42%	19.00%
C	61691EBF1	4.132212%	42,253,000.00	42,253,000.00	0.00	145,498.64	0.00	0.00	145,498.64	42,253,000.00	15.59%	13.88%
D	61691EAJ4	3.312000%	49,466,000.00	49,466,000.00	0.00	136,526.16	0.00	0.00	136,526.16	49,466,000.00	8.77%	7.88%
E	61691EAL9	3.312000%	23,703,000.00	23,703,000.00	0.00	65,420.28	0.00	0.00	65,420.28	23,703,000.00	5.50%	5.00%
F	61691EAN5	3.312000%	10,306,000.00	10,306,000.00	0.00	28,444.56	0.00	0.00	28,444.56	10,306,000.00	4.07%	3.75%
G*	61691EAQ8	3.312000%	30,916,736.00	29,523,405.13	0.00	38,312.59	0.00	0.00	38,312.59	29,523,405.13	0.00%	0.00%
V	61691EAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691EAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,441,736.00	725,488,881.85	715,874.11	2,097,533.23	0.00	0.00	2,813,407.34	724,773,007.74

Notional Certificates
X-A	61691EBB0	0.655512%	577,109,000.00	479,549,476.72	0.00	261,958.75	0.00	0.00	261,958.75	478,833,602.61
X-B	61691EBC8	0.165447%	132,941,000.00	132,941,000.00	0.00	18,328.90	0.00	0.00	18,328.90	132,941,000.00
X-D	61691EAA3	0.820212%	49,466,000.00	49,466,000.00	0.00	33,810.52	0.00	0.00	33,810.52	49,466,000.00
X-E	61691EAC9	0.820212%	23,703,000.00	23,703,000.00	0.00	16,201.25	0.00	0.00	16,201.25	23,703,000.00
X-F	61691EAE5	0.820212%	10,306,000.00	10,306,000.00	0.00	7,044.26	0.00	0.00	7,044.26	10,306,000.00
X-G	61691EAG0	0.820212%	30,916,736.00	29,523,405.13	0.00	20,179.55	0.00	0.00	20,179.55	29,523,405.13
Notional SubTotal			824,441,736.00	725,488,881.85	0.00	357,523.23	0.00	0.00	357,523.23	724,773,007.74

Deal Distribution Total					715,874.11	2,455,056.46	0.00	0.00	3,170,930.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691EAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691EAY1	983.49163161	12.78346625	2.81606429	0.00000000	0.00000000	0.00000000	0.00000000	15.59953054	970.70816536
A-3	61691EAZ8	983.49971237	0.00000000	2.73494879	0.00000000	0.00000000	0.00000000	0.00000000	2.73494879	983.49971237
A-4	61691EBA2	1,000.00000000	0.00000000	2.99666667	0.00000000	0.00000000	0.00000000	0.00000000	2.99666667	1,000.00000000
A-S	61691EBD6	1,000.00000000	0.00000000	3.14833337	0.00000000	0.00000000	0.00000000	0.00000000	3.14833337	1,000.00000000
B	61691EBE4	1,000.00000000	0.00000000	3.35833321	0.00000000	0.00000000	0.00000000	0.00000000	3.35833321	1,000.00000000
C	61691EBF1	1,000.00000000	0.00000000	3.44351028	0.00000000	0.00000000	0.00000000	0.00000000	3.44351028	1,000.00000000
D	61691EAJ4	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
E	61691EAL9	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
F	61691EAN5	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
G	61691EAQ8	954.93279530	0.00000000	1.23921846	1.39639611	26.62290579	0.00000000	0.00000000	1.23921846	954.93279530
V	61691EAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691EAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691EBB0	830.95130507	0.00000000	0.45391555	0.00000000	0.00000000	0.00000000	0.00000000	0.45391555	829.71085637
X-B	61691EBC8	1,000.00000000	0.00000000	0.13787244	0.00000000	0.00000000	0.00000000	0.00000000	0.13787244	1,000.00000000
X-D	61691EAA3	1,000.00000000	0.00000000	0.68351029	0.00000000	0.00000000	0.00000000	0.00000000	0.68351029	1,000.00000000
X-E	61691EAC9	1,000.00000000	0.00000000	0.68351053	0.00000000	0.00000000	0.00000000	0.00000000	0.68351053	1,000.00000000
X-F	61691EAE5	1,000.00000000	0.00000000	0.68351058	0.00000000	0.00000000	0.00000000	0.00000000	0.68351058	1,000.00000000
X-G	61691EAG0	954.93279530	0.00000000	0.65270635	0.00000000	0.00000000	0.00000000	0.00000000	0.65270635	954.93279530

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	157,699.60	0.00	157,699.60	0.00	0.00	0.00	157,699.60	0.00
A-3	12/01/21 - 12/30/21	30	0.00	519,640.27	0.00	519,640.27	0.00	0.00	0.00	519,640.27	0.00
A-4	12/01/21 - 12/30/21	30	0.00	712,034.97	0.00	712,034.97	0.00	0.00	0.00	712,034.97	0.00
X-A	12/01/21 - 12/30/21	30	0.00	261,958.75	0.00	261,958.75	0.00	0.00	0.00	261,958.75	0.00
X-B	12/01/21 - 12/30/21	30	0.00	18,328.90	0.00	18,328.90	0.00	0.00	0.00	18,328.90	0.00
X-D	12/01/21 - 12/30/21	30	0.00	33,810.52	0.00	33,810.52	0.00	0.00	0.00	33,810.52	0.00
X-E	12/01/21 - 12/30/21	30	0.00	16,201.25	0.00	16,201.25	0.00	0.00	0.00	16,201.25	0.00
X-F	12/01/21 - 12/30/21	30	0.00	7,044.26	0.00	7,044.26	0.00	0.00	0.00	7,044.26	0.00
X-G	12/01/21 - 12/30/21	30	0.00	20,179.55	0.00	20,179.55	0.00	0.00	0.00	20,179.55	0.00
A-S	12/01/21 - 12/30/21	30	0.00	158,981.39	0.00	158,981.39	0.00	0.00	0.00	158,981.39	0.00
B	12/01/21 - 12/30/21	30	0.00	134,974.77	0.00	134,974.77	0.00	0.00	0.00	134,974.77	0.00
C	12/01/21 - 12/30/21	30	0.00	145,498.64	0.00	145,498.64	0.00	0.00	0.00	145,498.64	0.00
D	12/01/21 - 12/30/21	30	0.00	136,526.16	0.00	136,526.16	0.00	0.00	0.00	136,526.16	0.00
E	12/01/21 - 12/30/21	30	0.00	65,420.28	0.00	65,420.28	0.00	0.00	0.00	65,420.28	0.00
F	12/01/21 - 12/30/21	30	0.00	28,444.56	0.00	28,444.56	0.00	0.00	0.00	28,444.56	0.00
G	12/01/21 - 12/30/21	30	777,774.68	81,484.60	0.00	81,484.60	43,172.01	0.00	0.00	38,312.59	823,093.35
Totals			777,774.68	2,498,228.47	0.00	2,498,228.47	43,172.01	0.00	0.00	2,455,056.46	823,093.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,170,930.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,591,597.57	Master Servicing Fee	3,123.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,548.01
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	312.36
ARD Interest	0.00	Operating Advisor Fee	1,729.70
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	381.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,591,597.57	Total Fees	10,094.79

Principal		Expenses/Reimbursements
Scheduled Principal	715,874.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	11,974.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,847.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,349.96
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	715,874.11	Total Expenses/Reimbursements	43,172.01

		Interest Reserve Deposit	83,274.28

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,455,056.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	715,874.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,170,930.57
Total Funds Collected	3,307,471.68	Total Funds Distributed	3,307,471.65

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	725,488,881.85	725,488,881.85	Beginning Certificate Balance	725,488,881.85
(-) Scheduled Principal Collections	715,874.11	715,874.11	(-) Principal Distributions	715,874.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	724,773,007.74	724,773,007.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	726,813,016.19	726,813,016.19	Ending Certificate Balance	724,773,007.74
Ending Actual Collateral Balance	726,240,097.79	726,240,097.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	14	42,698,936.57	5.89%	58	4.5514	1.612321	1.30 or less	7	116,650,546.06	16.09%	58	4.4264	1.088062
5,000,001 to 10,000,000	8	61,227,210.00	8.45%	58	4.5027	1.581998	1.31 to 1.40	6	76,142,505.65	10.51%	58	4.6552	1.353005
10,000,001 to 15,000,000	6	74,306,513.10	10.25%	58	4.2591	1.955181	1.41 to 1.50	1	2,214,484.47	0.31%	58	4.8100	1.410000
15,000,001 to 20,000.000	6	102,298,664.88	14.11%	58	4.4076	1.747247	1.51 to 1.60	4	88,400,444.13	12.20%	58	4.2686	1.584254
20,000,001 to 35,000,000	5	160,870,780.23	22.20%	58	4.3675	1.560771	1.61 to 1.80	7	169,723,068.04	23.42%	58	4.2116	1.662756
35,000,001 to 50,000,000	2	82,750,000.00	11.42%	56	3.3001	2.682598	1.81 to 2.00	7	47,802,700.12	6.60%	58	4.2973	1.941205
50,000,001 or greater	3	200,620,902.96	27.68%	58	3.9547	1.841037	2.01 to 2.25	6	39,340,145.16	5.43%	57	4.4803	2.101690
Totals	44	724,773,007.74	100.00%	58	4.1482	1.838020	2.26 to 2.50	1	45,500,000.00	6.28%	56	3.4500	2.390000
							2.51 to 3.00	3	99,909,718.63	13.78%	58	3.6917	2.726014
							3.01 or greater	2	39,089,395.48	5.39%	57	3.2070	3.076233
							Totals	44	724,773,007.74	100.00%	58	4.1482	1.838020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	4,286,190.51	0.59%	58	3.7929	1.720000
							Lodging	7	84,576,732.43	11.67%	58	4.6939	1.543614
Arkansas	4	16,937,631.90	2.34%	58	4.7450	1.570000
							Mixed Use	3	88,462,734.44	12.21%	58	4.1574	1.583214
California	13	118,018,333.77	16.28%	58	4.1526	1.488991
							Mobile Home Park	1	3,229,886.68	0.45%	57	4.4310	1.660000
Colorado	1	7,094,161.52	0.98%	58	4.6540	2.060000
							Multi-Family	16	68,931,867.92	9.51%	58	4.4650	1.774135
Connecticut	7	40,951,157.07	5.65%	58	4.4759	1.559377
							Office	4	137,159,718.63	18.92%	58	3.5357	2.811287
Florida	4	87,912,044.53	12.13%	57	4.0196	2.062217
							Retail	32	298,638,135.57	41.20%	57	4.2293	1.585087
Georgia	5	87,225,315.56	12.03%	58	3.7656	2.595000
							Self Storage	11	43,773,932.05	6.04%	58	3.9209	1.711506
Hawaii	1	8,243,340.13	1.14%	58	3.7929	1.720000
							Totals	74	724,773,007.74	100.00%	58	4.1482	1.838020
Illinois	1	1,839,395.48	0.25%	58	5.0300	3.810000
Indiana	1	3,229,886.68	0.45%	57	4.4310	1.660000
Iowa	1	2,234,014.45	0.31%	58	3.7929	1.720000
Michigan	1	2,381,216.95	0.33%	58	3.7929	1.720000
Nevada	2	10,945,449.27	1.51%	58	4.2691	2.056556
New Jersey	1	37,250,000.00	5.14%	57	3.1170	3.040000
New York	2	89,455,046.09	12.34%	58	4.2093	1.516987
Ohio	6	24,552,114.34	3.39%	57	3.7720	2.449065
Oklahoma	9	22,666,553.73	3.13%	58	4.3025	1.696462
Oregon	1	14,354,682.32	1.98%	58	4.8640	1.390000
Pennsylvania	4	3,851,468.87	0.53%	58	4.8100	1.330000
Tennessee	3	68,870,003.60	9.50%	58	4.1304	1.595753
Texas	3	42,795,360.34	5.90%	57	4.9254	1.319738
Washington	3	29,679,640.62	4.10%	58	4.5888	1.360000
Totals	74	724,773,007.74	100.00%	58	4.1482	1.838020

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	7	269,160,731.53	37.14%	57	3.6401	2.266488	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	21	265,318,038.18	36.61%	58	4.2109	1.636053	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% or greater	16	190,294,238.03	26.26%	58	4.7793	1.513569	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	724,773,007.74	100.00%	58	4.1482	1.838020	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	724,773,007.74	100.00%	58	4.1482	1.838020
								Totals	44	724,773,007.74	100.00%	58	4.1482	1.838020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	44	724,773,007.74	100.00%	58	4.1482	1.838020	Interest Only	5	242,750,000.00	33.49%	57	3.7148	2.344737
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	39	482,023,007.74	66.51%	58	4.3664	1.582834
	Totals	44	724,773,007.74	100.00%	58	4.1482	1.838020	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	724,773,007.74	100.00%	58	4.1482	1.838020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	97,331,101.98	13.43%	58	4.3583	1.606926				None
	12 months or less	35	568,422,722.33	78.43%	58	4.0353	1.938902
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	4	59,019,183.43	8.14%	57	4.8886	1.247516
	Totals	44	724,773,007.74	100.00%	58	4.1482	1.838020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30297935	MU	New York	NY	Actual/360	4.127%	284,270.00	0.00	0.00	N/A	11/06/26	--	80,000,000.00	80,000,000.00	01/06/22
02A1	30311892	OF	Atlanta	GA	Actual/360	3.732%	210,495.17	0.00	0.00	N/A	11/05/26	--	65,500,000.00	65,500,000.00	01/05/22
02A4	30311895	OF	Atlanta	GA	Actual/360	3.732%	46,598.17	0.00	0.00	N/A	11/05/26	--	14,500,000.00	14,500,000.00	01/05/22
03A1	30311896	RT	Memphis	TN	Actual/360	4.146%	117,497.84	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	01/01/22
03A3	30311898	RT	Memphis	TN	Actual/360	4.146%	117,497.84	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	01/01/22
04A1	30311904	RT	Lake Forest	CA	Actual/360	3.970%	188,783.53	101,385.77	0.00	N/A	11/01/26	--	55,222,288.73	55,120,902.96	01/01/22
05A1	30297646	RT	Miami	FL	Actual/360	3.450%	135,172.92	0.00	0.00	N/A	09/01/26	--	45,500,000.00	45,500,000.00	01/01/22
06A1	30311888	RT	Houston	TX	Actual/360	4.987%	16,437.11	5,003.99	0.00	N/A	10/06/26	--	3,827,604.15	3,822,600.16	07/06/21
06A4	30311923	RT	Houston	TX	Actual/360	4.987%	143,824.76	43,784.83	0.00	N/A	10/06/26	--	33,491,537.71	33,447,752.88	04/06/21
07A3	30311889	OF	Jersey City	NJ	Actual/360	3.117%	99,982.10	0.00	0.00	N/A	10/11/26	--	37,250,000.00	37,250,000.00	01/11/22
8	30297859	SS	Various	Various	Actual/360	3.793%	102,766.50	84,401.89	0.00	11/06/26	11/06/41	--	31,464,511.83	31,380,109.94	01/06/22
10	30297907	LO	Daytona Beach Shores FL		Actual/360	4.761%	124,095.90	48,266.59	0.00	N/A	11/06/26	--	30,269,138.10	30,220,871.51	01/06/22
11A1	30297885	RT	Federal Way	WA	Actual/360	4.589%	65,061.09	27,094.46	0.00	N/A	11/06/26	--	16,465,048.67	16,437,954.21	01/06/22
11A3	30297887	RT	Federal Way	WA	Actual/360	4.589%	36,145.05	15,052.47	0.00	N/A	11/06/26	--	9,147,249.81	9,132,197.34	01/06/22
11A4	30297888	RT	Federal Way	WA	Actual/360	4.589%	16,265.27	6,773.61	0.00	N/A	11/06/26	--	4,116,262.68	4,109,489.07	01/06/22
13	30311891	OF	Columbus	OH	Actual/360	3.530%	60,609.79	29,534.41	0.00	N/A	10/07/26	--	19,939,253.04	19,909,718.63	01/07/22
14	30311907	LO	Various	CT	Actual/360	4.517%	65,864.18	28,059.56	0.00	N/A	12/01/26	--	16,933,236.98	16,905,177.42	06/01/21
15	30297899	MF	Various	AR	Actual/360	4.745%	69,317.55	27,131.46	0.00	N/A	11/06/26	--	16,964,763.37	16,937,631.91	04/06/21
16	30311908	Various West Hartford		CT	Actual/360	4.450%	63,897.01	22,994.48	0.00	N/A	11/01/26	--	16,674,826.06	16,651,831.58	01/01/22
17	30297878	RT	Various	Various	Actual/360	4.810%	64,107.27	21,226.78	0.00	11/05/26	05/05/28	--	15,477,577.91	15,456,351.13	01/05/22
18	30297941	LO	Hillsboro	OR	Actual/360	4.864%	60,263.89	33,448.85	0.00	N/A	11/06/26	--	14,388,131.17	14,354,682.32	10/06/20
19	30311909	SS	San Diego	CA	Actual/360	4.245%	45,374.15	19,031.64	0.00	N/A	11/01/26	--	12,412,853.76	12,393,822.12	01/01/22
20	30297579	RT	Riverside	CA	Actual/360	4.280%	45,884.87	15,827.35	0.00	N/A	09/05/26	--	12,449,919.20	12,434,091.85	01/05/22
21	30297820	RT	Yukon	OK	Actual/360	4.002%	36,672.62	19,433.84	0.00	N/A	11/06/26	--	10,642,897.23	10,623,463.39	01/06/22
22	30297705	LO	Stuart	FL	Actual/360	4.420%	38,127.87	17,085.86	0.00	N/A	10/05/26	--	10,017,539.28	10,000,453.42	01/05/22
23	30297893	LO	Lawrence	NY	Actual/360	4.910%	40,038.57	14,688.90	0.00	N/A	11/05/26	--	9,469,734.99	9,455,046.09	01/05/22
24	30311910	MF	Las Vegas	NV	Actual/360	4.269%	33,617.51	15,934.89	0.00	N/A	11/06/26	--	9,144,711.87	9,128,776.98	01/06/22
25	30311911	MF	Lancaster	CA	Actual/360	4.269%	28,934.47	13,715.11	0.00	N/A	11/06/26	--	7,870,821.49	7,857,106.38	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30311912	RT	Hamden	CT	Actual/360	4.440%	28,312.09	10,931.78	0.00	N/A	11/01/26	--	7,405,079.85	7,394,148.07	06/01/21
27	30297914	RT	Broomfield	CO	Actual/360	4.654%	28,476.95	11,555.07	0.00	N/A	11/06/26	--	7,105,716.59	7,094,161.52	01/06/22
29	30311913	MF	Sherman	TX	Actual/360	4.510%	21,511.73	14,097.88	0.00	N/A	11/01/26	--	5,539,105.18	5,525,007.30	01/01/22
30	30311914	MF	Avenal	CA	Actual/360	4.269%	20,772.61	9,846.34	0.00	N/A	11/06/26	--	5,650,612.66	5,640,766.32	01/06/22
31	30311915	MF	Los Angeles	CA	Actual/360	4.269%	16,725.13	7,927.81	0.00	N/A	11/06/26	--	4,549,607.59	4,541,679.78	01/06/22
32	30311916	MF	Van Nuys	CA	Actual/360	4.269%	13,881.86	6,580.08	0.00	N/A	11/06/26	--	3,776,174.31	3,769,594.23	01/06/22
33	30297821	LO	Brunswick	GA	Actual/360	4.478%	14,072.46	8,942.80	0.00	N/A	11/06/26	--	3,649,444.47	3,640,501.67	01/06/22
34	30297828	MF	Rancho Cordova	CA	Actual/360	5.500%	15,844.22	3,971.62	0.00	N/A	11/05/26	--	3,345,406.84	3,341,435.22	02/05/22
35	30297814	MH	Fort Wayne	IN	Actual/360	4.431%	12,342.25	4,808.76	0.00	N/A	10/06/26	--	3,234,695.44	3,229,886.68	01/06/22
36	30311917	MF	Northridge	CA	Actual/360	4.269%	10,536.83	4,994.52	0.00	N/A	11/06/26	--	2,866,252.88	2,861,258.36	01/06/22
37	30311918	MF	Hemet	CA	Actual/360	4.269%	9,366.07	4,439.57	0.00	N/A	11/06/26	--	2,547,780.64	2,543,341.07	01/06/22
38	30311919	MF	Van Nuys	CA	Actual/360	4.269%	9,198.82	4,360.29	0.00	N/A	11/06/26	--	2,502,284.66	2,497,924.37	01/06/22
39	30311920	MF	Lancaster	CA	Actual/360	4.269%	9,098.47	4,312.73	0.00	N/A	11/06/26	--	2,474,986.45	2,470,673.72	01/06/22
40	30311921	RT	Tulsa	OK	Actual/360	4.810%	9,185.79	3,263.11	0.00	N/A	11/01/26	--	2,217,747.58	2,214,484.47	01/01/22
41	30297915	RT	Chicago	IL	Actual/360	5.030%	7,979.24	2,793.89	0.00	N/A	11/06/26	--	1,842,189.37	1,839,395.48	01/06/22
42	30311922	MF	Las Vegas	NV	Actual/360	4.269%	6,690.05	3,171.12	0.00	N/A	11/06/26	--	1,819,843.41	1,816,672.29	01/06/22
Totals							2,591,597.57	715,874.11	0.00				725,488,881.85	724,773,007.74
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	14,749,089.10	15,079,606.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
02A1	21,719,942.72	20,529,525.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
02A4	21,719,942.72	20,529,525.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	11,216,729.72	11,507,886.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
03A3	11,216,729.72	11,507,886.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1	6,824,368.68	6,756,997.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	15,544,224.80	13,575,339.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A1	0.00	0.00	--	--	11/12/21	331,911.16	11,068.29	117,480.15	117,480.15	0.00	0.00
06A4	0.00	0.00	--	--	11/12/21	2,904,222.78	156,068.36	1,531,131.85	1,531,131.85	0.00	0.00
07A3	27,128,534.48	27,066,917.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	5,123,090.16	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,009,381.00	4,088,976.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	4,865,738.12	5,023,205.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	4,865,738.12	5,023,205.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	4,865,738.12	5,023,205.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	13,443,010.13	14,890,171.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,363,717.22	0.00	--	--	11/12/21	0.00	0.00	93,695.40	656,960.32	184,258.57	0.00
15	0.00	0.00	--	--	09/13/21	0.00	0.00	96,220.24	867,388.89	0.00	0.00
16	0.00	1,346,380.93	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,476,926.89	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	08/11/21	77,041.39	1,913.30	1,402,849.55	1,402,849.55	9,795.98	0.00
19	1,310,411.54	1,321,311.72	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,123,522.08	1,199,925.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,450,489.68	1,603,351.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	876,507.82	1,273,725.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	176,775.98	581,499.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,189,993.97	1,252,543.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,123,571.96	1,071,200.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	39,144.01	274,485.99	75,610.10	0.00
27	758,720.28	1,032,628.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	982,644.01	931,994.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	707,643.06	610,050.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	559,215.35	557,205.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	234,743.04	197,932.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	243,048.55	177,690.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	466,962.45	527,910.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	335,644.86	353,893.46	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	355,587.64	355,129.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	343,422.87	325,457.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	269,444.75	291,722.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	314,922.49	305,526.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	214,402.80	217,139.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	515,011.24	540,971.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	230,319.22	280,184.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	174,315,890.29	183,557,844.63				3,313,175.33	169,049.95	3,280,521.20	4,850,296.75	269,664.65	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	3	41,236,957.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148162%	4.132003%	58
12/17/21	0	0.00	0	0.00	3	41,303,080.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148371%	4.132212%	59
11/18/21	0	0.00	0	0.00	3	41,374,204.47	0	0.00	0	0.00	0	0.00	0	0.00	1	20,000,000.00	4.166220%	4.150182%	57
10/18/21	0	0.00	0	0.00	3	41,439,786.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148851%	4.132881%	57
09/17/21	0	0.00	1	7,439,444.39	3	64,491,670.52	0	0.00	0	0.00	1	14,491,517.24	0	0.00	0	0.00	4.149086%	4.133116%	58
08/17/21	1	7,450,203.65	0	0.00	4	79,117,801.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149296%	4.133326%	59
07/16/21	0	0.00	1	17,103,188.17	3	62,148,681.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149505%	4.133535%	60
06/17/21	1	17,131,894.81	2	38,039,041.14	2	31,697,350.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149733%	4.133763%	61
05/17/21	1	7,483,150.78	1	30,613,378.94	2	31,757,093.21	0	0.00	0	0.00	0	0.00	0	0.00	1	5,373,167.82	4.149939%	4.133969%	62
04/16/21	3	73,316,710.29	2	47,826,332.79	2	21,435,392.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.159247%	4.143280%	63
03/17/21	2	37,769,282.96	4	62,214,935.57	2	31,879,957.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.159459%	4.143492%	64
02/18/21	2	24,764,139.72	2	37,567,609.59	4	96,674,480.95	0	0.00	0	0.00	5	104,425,970.63	0	0.00	0	0.00	4.159742%	4.143776%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	30311907	06/01/21	6	6	93,695.40	656,960.32	204,811.99	17,105,646.10	06/18/20	98
15	30297899	04/06/21	8	6	96,220.24	867,388.89	80,462.00	17,186,725.58	08/25/20	2
26	30311912	06/01/21	6	6	39,144.01	274,485.99	84,527.34	7,472,517.49	07/02/20	98
Totals					229,059.65	1,798,835.20	369,801.33	41,764,889.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		677,936,547	636,699,589	41,236,957		0
> 60 Months		46,836,461	46,836,461	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	724,773,008	683,536,050	0	0	41,236,957	0
Dec-21	725,488,882	684,185,802	0	0	41,303,080	0
Nov-21	759,252,947	684,878,742	0	33,000,000	41,374,204	0
Oct-21	779,963,282	738,523,496	0	0	41,439,786	0
Sep-21	780,690,788	708,759,673	0	7,439,444	64,491,671	0
Aug-21	781,350,873	694,782,868	7,450,204	0	79,117,802	0
Jul-21	782,008,469	702,756,600	0	17,103,188	62,148,681	0
Jun-21	782,711,437	695,843,151	17,131,895	38,039,041	31,697,350	0
May-21	783,363,896	713,510,273	7,483,151	30,613,379	31,757,093	0
Apr-21	790,838,843	648,260,407	73,316,710	47,826,333	21,435,392	0
Mar-21	791,198,485	659,334,309	37,769,283	62,214,936	31,879,958	0
Feb-21	791,198,485	632,192,255	24,764,140	37,567,610	96,674,481	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
06A1	30311888	3,822,600.16	3,853,350.32	119,760,000.00	08/08/16	6,442,530.00	1.21000	12/31/19	10/06/26	298
06A4	30311923	33,447,752.88	33,853,460.42	119,760,000.00	08/08/16	6,442,530.00	1.21000	12/31/19	10/06/26	298
14	30311907	16,905,177.42	17,105,646.10		--	2,474,881.00	1.96000	--	12/01/26	298
15	30297899	16,937,631.91	17,186,725.58		--	1,935,672.68	1.57000	--	11/06/26	297
18	30297941	14,354,682.32	14,857,382.90	16,000,000.00	06/28/21	1,558,725.66	1.39000	12/31/19	11/06/26	237
26	30311912	7,394,148.07	7,472,517.49	7,900,000.00	02/03/21	546,716.53	1.16000	12/31/19	11/01/26	298
Totals		92,861,992.76	94,329,082.81	263,420,000.00		19,401,055.87

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
06A1	30311888	RT	TX	06/15/20	9

1/11/2022 - Loan transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Forbearance terms have been approved; closing occurred in 01/2021. Special servicer is monitoring performance and

	leasing of the property.

06A4	30311923	RT	TX	06/15/20	98
	1/11/2022 - Loan recently transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Non-lead.

14	30311907	LO	CT	06/18/20	98

1/11/2022 - The Loan transferred in June 2020 for Monetary Default as a result of the Covid-19 pandemic. Borrower has submitted an updated request for relief. Special Servicer and Borrower are finalizing terms of an agreement pursuant to

	which Borrower will bring the loan current and the loan will be reinstated.

15	30297899	MF	AR	08/25/20	2
	1/11/2022 - The Loan is currently in payment default. Special Servicer is pursuing a foreclosure strategy.

18	30297941	LO	OR	06/08/20	9

1/11/2022 - The Loan transferred for Imminent Monetary Default at Borrower''s due to Covid-19. An Agreement granting Borrower relief has been executed. Then, Borrower signed a PSA to sell the Property and the proposed Purchaser has

	requested consent to assume the loan. The assumption request is being processed for an expected January 31, 2022 closing. Loan will then be returned to MS.

26	30311912	RT	CT	07/02/20	98
	1/11/2022 - Borrower and Special Servicer are working with counsel to document forbearance terms. Requesting an additional approval tied to forbearance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
01A1	30297935	80,000,000.00	4.12600%	80,000,000.00	4.12600%	8	07/02/20	07/02/20	08/04/20
03A1	30311896	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
03A3	30311898	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
06A1	30311888	3,884,921.17	4.98700%	3,884,921.17	4.98700%	10	12/06/20	12/06/20	02/09/21
06A4	30311923	33,993,061.10	4.98700%	33,993,061.10	4.98700%	10	12/06/20	12/06/20	02/09/21
18	30297941	15,016,819.38	4.86400%	15,016,819.38	4.86400%	10	08/18/21	06/30/20	08/18/21
21	30297820	10,973,713.63	4.00100%	10,973,713.63	4.00100%	8	08/07/20	08/07/20	08/11/20
41	30297915	1,873,919.75	5.03000%	1,873,919.75	5.03000%	8	12/15/20	12/15/20	02/04/21
Totals		210,574,198.27		210,574,198.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	30297485 05/17/21	6,776,931.02	10,700,000.00	5,700,046.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	0.00	1,393,331.04	19.21%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,776,931.02	10,700,000.00	5,700,046.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	0.00	1,393,331.04

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	30297485	05/17/21	0.00	0.00	1,393,331.04	0.00	0.00	1,393,331.04	0.00	0.00	1,393,331.04
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,393,331.04	0.00	0.00	1,393,331.04	0.00	0.00	1,393,331.04

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
03A1	0.00	0.00	0.00	0.00	1,174.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03A3	0.00	0.00	0.00	0.00	1,174.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
06A1	0.00	0.00	8,033.98	0.00	0.00	(807.32)	0.00	0.00	0.00	0.00	0.00	0.00
06A4	0.00	0.00	0.00	0.00	0.00	12,459.28	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,516.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,645.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,652.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	322.35	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,847.74	0.00	2,349.96	11,974.31	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,172.01

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27